Provisions and contingent liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Provision
24.1	Provisions

	12.31.2018	12.31.2017	01.01.2017
		(Restated)	(Restated)
Product warranties (i)	98.0	101.1	94.1
Provisions for labor, taxes and civil (ii)	58.4	54.2	93.1
Taxes	31.4	41.8	28.5
Post retirement benefits	31.7	36.1	46.0
Environmental provision	2.4	1.8	1.0
Voluntary redundancy scheme	—	—	25.3
Other	20.5	25.3	14.8

	242.4	260.3	302.8

Current portion	116.9	124.1	123.8
Non-current portion	125.5	136.2	179.0

(i)	Recorded to cover product-related expenditure, including warranties and contractual obligations to implement improvements to aircraft delivered in order to meet performance targets.
(ii)	Provisions for labor, tax or civil contingencies, as shown in the table below Note 24.1.1.

Summary of Change in Provision

Change in provision:

	Product warranties	Provisions labor, taxes and civil	Post retirement benefits	Taxes	Voluntary redundancy scheme	Environment provision	Other	Total
At January 01, 2016 (Restated)	95.7	49.9	26.8	16.9	—	1.7	7.7	198.7

Additions	51.9	43.3	11.2	12.0	118.0	1.0	17.0	254.4
Interest	—	4.3	3.3	—	—	—	—	7.6
Used/payments	(31.7)	(2.7)	—	—	(77.0)	—	(8.1)	(119.5)
Reversals	(20.6)	(5.5)	—	—	(15.0)	(2.0)	—	(43.1)
Translation adjustments	(1.2)	3.8	4.7	(0.4)	(0.7)	0.3	(1.8)	4.7

At December 31, 2016 (Restated)	94.1	93.10	46.0	28.5	25.3	1.0	14.8	302.8

Additions	42.5	12.7	3.2	14.0	7.0	3.0	7.1	89.5
Interest	—	12.5	4.4	—	—	—	—	16.9
Used/payments	(26.8)	(61.1)	(15.3)	—	(31.0)	—	—	(134.2)
Reversals	(8.8)	(2.3)	(1.4)	—	(1.0)	(2.0)	—	(15.5)
Translation adjustments	0.1	(0.7)	(0.8)	(0.7)	(0.3)	(0.2)	3.4	0.8

At December 31, 2017 (Restated)	101.1	54.2	36.1	41.8	—	1.8	25.3	260.3

Additions	38.1	24.6	0.6	0.8	—	2.0	8.0	74.1
Interest	—	5.1	2.9	—	—	—	—	8.0
Used/payments	(24.9)	(6.4)	(3.3)	(11.2)	—	—	—	(45.8)
Reversals	(16.2)	(11.8)	(0.2)	—	—	(1.0)	—	(29.2)
Translation adjustments	(0.1)	(7.3)	(4.4)	—	—	(0.4)	(12.8)	(25.0)

At December 31, 2018	98.0	58.4	31.7	31.4	—	2.4	20.5	242.4

Summary of Labor, Tax and Civil Provisions
24.1.1	Labor, tax and civil provisions

	12.31.2018	12.31.2017
Tax related
IRPJ (i)	9.2	10.1
PIS and COFINS	5.3	6.8
Social security contributions (ii)	2.4	2.8
Import taxes (iii)	0.8	0.9
FUNDAF	0.1	—
Others	0.2	0.4

	18.0	21.0
Labor related
Plurimas 461/1379 (iv)	10.0	11.3
Reintegration (v)	7.0	5.1
Overtime (vi)	6.0	1.7
Dangerousness (vii)	1.0	0.1
Indemnity (viii)	3.1	2.3
Third parties	0.5	0.9
Others	12.4	11.6

	40.0	33.0
Civil related
Indemnity (ix)	0.4	0.2

	0.4	0.2

	58.4	54.2

Current portion	20.7	21.5
Non-current portion	37.7	32.7

(i)	The Company has obtained injunction to suspend collection of withholding tax related to values transferred overseas.
(ii)	The Company was notified by the authorities for failing to withhold social security contributions from service providers. These lawsuits are at the second court level.
(iii)

Deficiency and Penalty Notices issued against the Company involving the drawback regime, disputing possible differences in relation to the tax classification of certain products and is at the analysis stage in the Federal Supreme Court—STJ (Supremo Tribunal de Justiça).

(iv)	Refers to claims for backdated salary increases and productivity payments, brought by former employees.
(v)	Suits brought by former employees claiming reinstatement with the Company for various reasons.
(vi)	Refer to requirements for payment of alleged differences in relation to overtime.
(vii)	Are requirements that seek the recognition of activity in hazardous condition.
(viii)	Indemnity claims in connection with alleged work-related accidents, pain and suffering, etc.
(ix)	Other indemnity claims brought by parties that had some kind of legal relationship with the Company.